Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry forward	$23,377	$26,109
Temporary differences mainly relating to Research and Development		-
Lease liabilities	322	307
Deferred tax asset before valuation allowance	23,699	26,416

Deferred tax liabilities:
Right-of-use assets	(284)	(217)
Deferred tax liabilities before valuation allowance	(284)	(217)

Valuation allowance	(23,415)	(26,199)

Deferred tax asset, net	$-	$-